Statement Of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	7 Months Ended
May 31, 2011
Statement Of Stockholders' Equity [Abstract]
Common stock issued for cash per share	$ 0.0001
Common stock issued for cash per share one	$ 0.02